Summary of Significant Accounting Policies (Details Narrative) - USD ($)	May 31, 2024	May 09, 2024	Nov. 30, 2023	Jul. 18, 2023	Nov. 30, 2022
Cash	$ 4,176		$ 146,933		$ 301,228
Cash equivalents	0		$ 0		0
Ordinary shares redemption price per share			$ 10.15
Cash FDIC insured amount	250,000		$ 250,000
Deferred offering costs	4,532,887		4,532,887
Deferred underwriter discount	4,025,000		4,025,000		4,025,000
Trust account, balance	$ 53,579,162		$ 82,949,890		$ 118,051,563
Common Class A [Member]
Ordinary shares redemption price per share	$ 11.49		$ 11.07		$ 10.27
Ordinary shares possible redemption	4,663,957	2,831,713	7,495,670	4,004,330	11,500,000